Deferred Exploration and Evaluation Expenditure (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Exploration and Evaluation Expenditure [Abstract]
Schedule of Exploration and Evaluation Phases
Exploration and evaluation phases:	30 June 2025 $	30 June 2024 $
Balance at beginning of year	35,213,542	34,724,374
Expenditure incurred	1,040,142	1,039,863
Foreign exchange movement	3,458,907	(550,695)
Balance at end of year	39,712,591	35,213,542